                                            SEMI-ANNUAL REPORT  |  June 30, 2001



                                                                      The Strong

                                                                       Index 500
--------------------------------------------------------------------------------

                                                                            Fund



                                 [PEOPLE PHOTO]





                                                                   [STRONG LOGO]

                                            SEMI-ANNUAL REPORT  |  June 30, 2001





                                                                      The Strong

                                                                       Index 500
--------------------------------------------------------------------------------

                                                                            Fund

Table of Contents

Investment Review
     Strong Index 500 Fund .........................................   2

Financial Information--Strong Index 500 Fund
     Statement of Assets and Liabilities ...........................   4
     Statement of Operations .......................................   5
     Statements of Changes in Net Assets ...........................   6
     Notes to Financial Statements .................................   7

Financial Highlights ...............................................   8

Financial Information--Master Investment Portfolio--
S&P 500 Index Master Portfolio
     Schedule of Investments .......................................   9
     Statement of Assets and Liabilities ...........................  14
     Statement of Operations .......................................  15
     Statements of Changes in Net Assets ...........................  16
     Notes to the Financial Statements .............................  17

A Few Words From Dick Strong
--------------------------------------------------------------------------------

[PHOTO]

Take a step back and take another look

The 18-month period ending in March of 2000 will go down in the annals of financial history as a period of tremendous financial excess. The Nasdaq Index, which peaked in March of 2000 at 5049, fell to 1639 by April of 2001, a correction of over 68 percent! The pain from that fallout has been intense.

Despite the stock market correction, America is still the greatest economic power in the world. This power flows from our dedication to the principles of capitalism. Excesses do occur at both ends of the financial cycle, but in the end, our economic model is the greatest wealth creation machine ever devised. Adam Smith, the "Father of Capitalism," spoke about an "invisible hand" that is always at work promoting efficiency and growth. And it certainly was evident during the past few years.

During an economic correction any and all weaknesses are totally exposed. Economic washouts are unpleasant, but if you learn from that experience, correct your weaknesses, anticipate change, and plan for the future, there is an excellent chance that you will benefit handsomely in the next cycle.

At the present time, there is more than enough pessimism about the economy to go around. Because of the pain we have been through, it is easy to interpret most economic and financial data negatively. When you are in an environment like this, it is important to take a step back and dispassionately appraise your situation. Your investment strategy should be anchored in bedrock and consistent across a wide range of economic environments.

In 1999, the Federal Reserve Board wanted to slow the growth of the U.S. economy. One of the most effective tools at the Fed's disposal is the management of interest rates. As a central bank raises interest rates, the economy should slow and the financial markets will reflect reduced expectations.

As the Fed implemented its policy of interest rate hikes, many investors chose to look over the valley and ignore the near-term risks. This rosy attitude coupled with a financial bubble of historic magnitude resulted in a tremendous hangover.

So far in 2001, the Federal Reserve has reduced interest rates six times in an effort to reinvigorate the economy. Congress has passed a major tax cut and is refunding more than $38 billion to taxpayers. The price of oil has declined and the U.S. dollar has weakened, making our goods and services more attractive to our trading partners.

All of these factors are major financial and economic stimuli for the U.S. economy. As we mentioned in our April 30, 2000 annual report, to bet against the Fed in either direction is dangerous--for it holds almost all of the cards. When the Federal Reserve Board and most of our leaders want the economy to improve, they will move heaven and earth to make it happen.

At Strong, we believe that the U.S. financial markets may trade in a channel for a number of years as we work through the excesses that developed during the bubble of the late 1990s. Such an environment, should it develop, would be much different than the roaring 90s. Income generation (bonds), stock picking, and trading acumen could be the keys to success in this environment.

We believe the U.S. economy is fundamentally solid. The U.S. stock market has proven itself to be an excellent long-term investment vehicle. Just remember that over the long haul, the stock market reflects the moderate but consistent growth of wealth in America.

One of the key lessons of the last five years is that extreme movements of the stock market in either direction are aberrations. The key to your investment success is to have reasonable expectations and goals, and to stick to a realistic long-term plan to reach your goals.


                                          /s/ Dick

Strong Index 500 Fund
--------------------------------------------------------------------------------

Your Fund's Approach

The Strong Index 500 Fund seeks to replicate as closely as practicable, before fees and expenses, the capitalization-weighted total rate of return of that portion of the U.S. market for publicly traded common stocks composed of the larger-capitalized companies. The fund invests all of its assets in a separate mutual fund, called the S&P 500 Index Master Portfolio that holds each of the stocks that make up the S&P 500(R) Composite Stock Price Index* (S&P 500 Index)./1/

                     Growth of an Assumed $10,000 Investment
                             From 5-1-97 to 6-30-01

                              [CHART APPEARS HERE]

          Strong Index 500 Fund*  S&P 500(R) Index*  Lipper S&P 500 Funds Index*
Apr 97           $10,000               $10,000                $10,000
Jun 97           $11,110               $11,122                $11,117
Sep 97           $11,930               $11,955                $11,945
Dec 97           $12,262               $12,298                $12,282
Mar 98           $13,948               $14,013                $13,982
Jun 98           $14,392               $14,476                $14,433
Sep 98           $12,957               $13,036                $12,997
Dec 98           $15,709               $15,812                $15,762
Mar 99           $16,451               $16,600                $16,528
Jun 99           $17,590               $17,770                $17,677
Sep 99           $16,471               $16,661                $16,563
Dec 99           $18,908               $19,140                $19,012
Mar 00           $19,316               $19,580                $19,429
Jun 00           $18,772               $19,059                $18,897
Sep 00           $18,573               $18,874                $18,712
Dec 00           $17,104               $17,397                $17,241
Mar 01           $15,053               $15,335                $15,185
Jun 01           $15,919               $16,232                $16,058

This graph, provided in accordance with SEC regulations, compares a $10,000 investment in the Fund, made at its inception, with the performance of the S&P 500(R) Composite Stock Price Index ("S&P 500(R)") and the Lipper S&P 500 Funds Index. Results include the reinvestment of all dividends and capital gains distributions. Performance is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares. To equalize time periods, the indexes' performances were prorated for the month of May 1997.

+The S&P 500 figure tracks the Strong Index 500 Fund and the Lipper S&P 500
 Funds Index figures so closely that its results are not discernible on the graph.

Q:   How did the Fund perform?

A: The Strong Index 500 Fund seeks to track the performance, before fees and expenses, of the S&P 500(R) Index, and as a result, its performance represents a macro picture of most of the U.S. equity market. The Fund's high for the year so far came in late January. In February and March, worries about slowing economic growth drove the market and the Fund down. A rally started in early April, but it was not strong enough to bring the Fund back to the levels seen in January. By the end of June, the Fund had recovered some of its previous losses, but still showed a negative return for the half-year.

Q: What market conditions, market events, and other factors affected the Fund's performance?

A: Thanks to the pre-emptive interest-rate cuts made by the Federal Reserve starting in early January, the U.S. equity markets rebounded after their sell-off in 2000. The Fed lowered interest rates twice in January, by a total of one full percentage point, in an effort to reduce the risk of recession. The first 50-basis-point cut on January 3 came as a big surprise to investors, both in terms of its magnitude and its timing. This was the first time in the past ten years that the Fed had chosen to cut rates outside of its normal scheduled meeting.

     However, the rally that followed the Fed's first two rate cuts was short-lived, as disappointing profit reports from leading technology companies such as Nortel Networks and Dell Computer fueled concerns about slowing economic growth. The unemployment rate reached 4.5 percent in April, its highest level in 30 months. Such worries led the Fed to continue to cut interest rates four more times over the period, with all six cuts totaling 2.75 percent. This represented the largest cumulative six-month rate cut since 1982, a time when the economy was in a deep, 16-month recession.

     As market participants became increasingly concerned about earnings, information technology companies such as Nortel Networks and Palm experienced some of the worst returns during the first six months, plunging
     71.65 percent and 78.56 percent, respectively. On the other hand, retail and consumer discretionary stocks, fueled by lower interest rates, performed strongly and helped to support the market. Retailers JCPenney and Kmart each rose by more than 100 percent over the six months.

     Overall, the first half of this year marked a continuation of the previous year, during which "new economy" stocks gave up much of their prior gains, while more traditional sectors benefited from the technology sell-off.

Q:   What investment strategies and techniques affected the Fund's performance?

A: The only strategy employed is to track the S&P 500(R) Index as closely as possible. We are hoping the S&P 500(R) Index will have an upward trending second half of the year.

     Thank you for your investment in the Strong Index 500 Fund.

Average Annual Total Returns
As of 6-30-01

--------------------------------------
     1-year                    -15.20%

     3-year                      3.42%

     Since Inception            11.80%
     (5-1-97)

Equity funds are volatile investments and should only be considered for long-term goals.

From time to time, the Fund's advisor has waived its management fee and/or absorbed Fund expenses, which has resulted in higher returns. The Fund has a redemption fee of 0.50% against shares that are held fewer than six months.

/1/ S&P(R) does not sponsor the Fund or the Master Portfolio, nor is it affiliated in any way with Barclays Global Fund Advisors, the Master Portfolio's investment advisor, or the Fund. "Standard & Poor's 500(R)," "S&P(R)," and "S&P 500(R)" are trademarks of the McGraw-Hill Companies, Inc. and have been licensed for use by the Fund. The Fund and the Master Portfolio are not sponsored, endorsed, sold, or promoted by S&P(R), and S&P(R) makes no representations regarding the advisability of investing in the Fund and the Master Portfolio. S&P's(R) only relationship to the Master Portfolio and the Fund is the licensing of certain trademarks and trade names of S&P(R) and of the S&P 500(R) Index. The S&P 500(R) Index is determined, composed, and calculated by S&P(R) without regard to the Fund or the Master Portfolio.

* The S&P 500(R) is an unmanaged index generally representative of the U.S. stock market. The Lipper S&P 500 Funds Index is an equally weighted performance index of the largest qualifying funds in this Lipper category. Source of the S&P index data is Standard & Poor's Micropal. Source of the Lipper index data is Lipper Inc.

STRONG INDEX 500 FUND
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2001 (Unaudited)


Assets:
   Investment in S&P 500 Index Master Portfolio
     ("Master Portfolio"), at Value (Note 1)                       $202,973,318
   Receivable for Fund Shares Sold                                        4,970
   Due from SCMI                                                         60,320
   Other Assets                                                          21,728
                                                                   ------------
   Total Assets                                                     203,060,336

Liabilities:
   Payable for Fund Shares Redeemed                                          --
   Due to SCMI (Note 3)                                                  65,901
   Accrued Operating Expenses and Other Liabilities                      82,364
                                                                   ------------
   Total Liabilities                                                    148,265
                                                                   ------------
Net Assets                                                         $202,912,071
                                                                   ============

Net Assets Consist of:
   Capital Stock (par value and paid-in capital)                   $218,386,415
   Undistributed Net Investment Income                                  882,840
   Undistributed Net Realized Gain                                    4,243,222
   Net Unrealized Depreciation on Investments                       (20,600,406)
                                                                   ------------
   Net Assets                                                      $202,912,071
                                                                   ============

Capital Shares Outstanding (Unlimited Number Authorized)             13,988,566

Net Asset Value Per Share                                                $14.51
                                                                         ======


                       See Notes to Financial Statements.

STRONG INDEX 500 FUND
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2001 (Unaudited)

Net Investment Income Allocated from Master Portfolio:
   Dividend Income                                                 $ 1,195,186
   Interest Income                                                      62,924
   Expenses                                                            (49,481)
                                                                   -----------
   Net Investment Income Allocated from Master Portfolio             1,208,629
                                                                   -----------
Expenses:
   Shareholder Servicing Fees (Note 3)                                 250,166
   Transfer Agency Fees                                                341,785
   Reports to Shareholders                                              91,741
   Other                                                                66,830
                                                                   -----------
   Total Expenses before Waivers and Absorptions                       750,522
   Voluntary Expense Waivers and Absorptions by SCMI                  (350,295)
                                                                   -----------
   Expenses, Net                                                       400,227
                                                                   -----------
Net Investment Income                                                  808,402
                                                                   -----------
Realized and Unrealized Gain (Loss) Allocated from
  Master Portfolio:
   Net Realized Gain on Investments                                  3,260,230
   Net Change in Unrealized Appreciation/Depreciation              (19,037,915)
                                                                   -----------
Net Loss Allocated from Master Portfolio                           (15,777,685)
                                                                   -----------
Net Decrease in Net Assets Resulting from Operations              ($14,969,283)
                                                                  ============


                       See Notes to Financial Statements.

STRONG INDEX 500 FUND
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS


                                                 Six Months Ended
                                                   June 30, 2001    Year Ended
                                                   (Unaudited)    Dec. 31, 2000
                                                 ---------------- -------------
Operations:
   Net Investment Income                           $    808,402    $  1,474,896
   Net Realized Gain                                  3,260,230      21,491,609
   Net Change in Unrealized
     Appreciation/Depreciation                      (19,037,915)    (41,502,574)
                                                   ------------    ------------

   Net Decrease in Net Assets Resulting from
     Operations                                     (14,969,283)    (18,536,069)
                                                   ------------    ------------
Distributions:
   From Net Investment Income                                --      (1,521,638)
   From Net Realized Gains                                   --      (7,213,767)
                                                   ------------    ------------
   Total Distributions                                       --      (8,735,405)
                                                   ------------    ------------
Transactions in Shares of Beneficial Interest:
   Proceeds from Shares Sold                         65,564,301      78,092,428
   Proceeds from Reinvestment of Distributions               --       8,567,836
   Payment for Shares Redeemed                      (27,934,340)    (64,996,557)
                                                   ------------    ------------
   Net Increase in Net Assets from Beneficial
     Interest Transactions                           37,629,961      21,663,707
                                                   ------------    ------------
Total Increase (Decrease) in Net Assets              22,660,678      (5,607,767)
Net Assets:
   Beginning of Period                              180,251,393     185,859,160
                                                   ------------    ------------
   End of Period                                   $202,912,071    $180,251,393
                                                   ============    ============
Transactions in Shares of the Fund:
   Sold                                               4,313,991       4,527,345
   Issued in Reinvestment of Distributions                  --          547,223
   Redeemed                                          (1,888,593)     (3,799,200)
                                                   ------------    ------------
   Net Increase in Shares of the Fund                 2,425,398       1,275,368
                                                   ============    ============



                       See Notes to Financial Statements.
6

STRONG INDEX 500 FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
June 30, 2001 (Unaudited)

1.   Organization
     The Strong Index 500 Fund (the "Fund") commenced operations on May 1, 1997 and is a diversified series of Strong Equity Funds, Inc., an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund invests all of its assets in the S&P 500 Index Master Portfolio ("Master Portfolio") of Master Investment Portfolio ("MIP"), an open-end management investment company registered under the Investment Company Act of 1940, rather than in a portfolio of securities. The Master Portfolio has substantially the same investment objective as the Fund. Barclays Global Fund Advisors serves as Investment Advisor for the Master Portfolio. The financial statements of the Master Portfolio, including the schedule of investments in securities, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

2.   Significant Accounting Policies
     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

     (A) Security Valuation -- The value of the Fund's investment in the Master Portfolio reflects the Fund's interest of 6.99% in the net assets of the Master Portfolio at June 30, 2001. Valuation of securities held by the Master Portfolio is discussed in Note 1 of the Master Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

     (B) Federal Income and Excise Taxes and Distributions to Shareholders -- The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income or excise tax provision is required.

          Net investment income or net realized gains for financial statement purposes may differ from the characterization for federal income tax purposes due to differences in the recognition of income and expense items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

          The Fund generally pays dividends monthly from net investment income and distributes any net capital gains that it realizes annually.

     (C) Accounting for Investments -- The Fund earns income daily, net of Master Portfolio expenses, based on its investment in the Master Portfolio. All of the net investment income and realized and unrealized gain or loss of the Master Portfolio is allocated pro rata, based on respective ownership interests, among the Fund and the other investors in the Master Portfolio at the time of such determination. Dividend income and other distributions from portfolio securities are recorded on the ex-dividend date. Interest income is accrued daily.

     (D) Expenses -- The Fund bears all costs of its operations other than expenses specifically assumed by Strong Capital Management, Inc. ("SCMI"), the Fund's shareholder servicing agent, transfer agent and dividend-disbursing agent. Expenses incurred by the Master Portfolio are allocated pro rata to the Fund.

     (E) Use of Estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts in these financial statements. Actual results could differ from those estimates.

3.   Related Party Transactions
     SCMI provides shareholder recordkeeping and related services to the Fund. For these services, the Fund pays SCMI a shareholder servicing fee at an annual rate of .25% of the Fund's average daily net assets. The Fund pays SCMI a transfer agent fee based on contractually established rates for each open and closed shareholder account. Certain fees have been waived or absorbed by SCMI for the six months ended June 30, 2001. Waived or absorbed fees continue at the discretion of SCMI. SCMI also allocates to the Fund certain charges or credits resulting from transfer agency banking activities based on the Fund's level of subscription and redemption activity. Charges allocated to the Fund by SCMI are included in Other Expenses in the Fund's Statement of Operations. In addition, SCMI is compensated for certain other services related to costs incurred for reports to shareholders. The amount payable to SCMI at June 30, 2001 for shareholder servicing, other expenses and unaffiliated directors' fees for the six months then ended were $64,904, $250,166, and $3,121, respectively.

STRONG INDEX 500 FUND
-----------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
                                                                       Period Ended
-----------------------------------------------------------------------------------------------------------
                                              June 30,     Dec. 31,    Dec. 31,     Feb. 28,      Feb. 28,
Selected Per-Share Data(a)                    2001/(b)/      2000      1999/(c)/      1999        1998/(d)/
-----------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period           $15.59       $18.07      $15.56       $13.16        $10.00
Income From Investment Operations:
   Net Investment Income                         0.06         0.13        0.15         0.13          0.11
   Net Realized and Unrealized Gains
     (Losses) on Investments                    (1.14)       (1.86)       2.89         2.39          3.15
-----------------------------------------------------------------------------------------------------------
   Total from Investment Operations             (1.08)       (1.73)       3.04         2.52          3.26
Less Distributions:
   From Net Investment Income                      --        (0.13)      (0.15)       (0.12)        (0.09)
   From Net Realized Gains                         --        (0.62)      (0.38)       (0.00)/(e)/   (0.01)
-----------------------------------------------------------------------------------------------------------
   Total Distributions                             --        (0.75)      (0.53)       (0.12)        (0.10)
-----------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                 $14.51       $15.59      $18.07       $15.56        $13.16
===========================================================================================================
Ratios and Supplemental Data
-----------------------------------------------------------------------------------------------------------
   Total Return                                  -6.9%        -9.5%      +19.5%       +19.2%        +32.7%
   Net Assets, End of Period (In Millions)       $203         $180        $186         $139           $32
   Ratio of Expenses to Average Net Assets
      Without Waivers and Absorptions            0.81%*       0.73%       0.69%*       0.73%         1.53%*
   Ratio of Expenses to Average Net Assets       0.45%*       0.45%       0.45%*       0.45%         0.44%*
   Ratio of Net Investment Income to Average
     Net Assets                                  0.82%*       0.80%       1.04%*       1.18%         1.43%*
   Portfolio Turnover Rate/(f)/                     4%          10%          7%          11%            6%

 *   Calculated on an annualized basis.
(a) Information presented relates to a share of capital stock of the Fund outstanding for the entire period.
(b)  For the six months ended June 30, 2001 (unaudited).
(c)  In 1999, the Fund changed its fiscal year-end from February to December.
(d)  For the period from May 1, 1997 (inception) to February 28, 1998.
(e)  Amount calculated is less than $0.01.
(f) This rate represents the portfolio turnover rate of the S&P 500 Index Master Portfolio.

                       See Notes to Financial Statements.

MASTER INVESTMENT PORTFOLIO - S&P 500 INDEX MASTER PORTFOLIO
--------------------------------------------------------------------------------
Schedule of Investments                           June 30, 2001 (Unaudited)

Security Name                                     Shares           Value
--------------------------------------------------------------------------------
Common Stocks 99.21%
Advertising 0.30%
Interpublic Group of Companies Inc.*               97,941      $  2,874,567
Omnicom Group Inc.                                 48,379         4,160,594
TMP Worldwide Inc.*+                               27,852         1,646,332
                                                               ------------
                                                                  8,681,493
Aerospace/Defense 1.21%
Boeing Co.                                        227,866        12,669,350
General Dynamics Corp.                             52,488         4,084,091
Goodrich (B.F.) Co.                                27,017         1,026,106
Lockheed Martin Corp.                             113,397         4,201,359
Northrop Grumman Corp.                             22,291         1,785,509
Raytheon Co.+                                      92,881         2,465,991
United Technologies Corp.                         122,995         9,010,614
                                                               ------------
                                                                 35,243,020

Airlines 0.24%
AMR Corp.+                                         40,100         1,448,813
Delta Air Lines Inc.                               32,167         1,417,921
Southwest Airlines Co.                            198,966         3,678,881
U.S. Airways Group Inc.+*                          17,482           424,813
                                                               ------------
                                                                  6,970,428

Apparel 0.18%
Liz Claiborne Inc.                                 13,716           691,972
Nike Inc. "B"                                      70,828         2,974,068
Reebok International Ltd.+*                        15,320           489,474
VF Corp.                                           29,202         1,062,369
                                                               ------------
                                                                  5,217,883

Auto Manufacturers 0.77%
Ford Motor Company                                477,879        11,731,929
General Motors Corp. "A"                          143,244         9,217,751
Navistar International Corp.+                      15,557           437,618
PACCAR Inc.                                        19,982         1,027,474
                                                               ------------
                                                                 22,414,772

Auto Parts & Equipment 0.23%
Cooper Tire & Rubber Co.                           18,913           268,565
Dana Corp.                                         38,635           901,741
Delphi Automotive Systems Corp.                   146,265         2,330,001
Goodyear Tire & Rubber Co.                         41,489         1,161,692
TRW Inc.                                           32,628         1,337,748
Visteon Corp.                                      34,164           627,934
                                                               ------------
                                                                  6,627,681

Banks 6.78%
AmSouth Bancorp                                    96,746         1,788,834
Bank of America Corp.                             418,667        25,132,580
Bank of New York Co. Inc.                         192,093         9,220,464
Bank One Corp.                                    304,355        10,895,909
BB&T Corp.                                        106,394         3,904,660
Charter One Financial Inc.                         53,955         1,721,165
Comerica Inc.                                      46,658         2,687,501
Fifth Third Bancorp                               150,337         9,027,737
First Union Corp.                                 256,266         8,953,934
FleetBoston Financial Corp.                       282,898        11,160,326
Golden West Financial Corp.                        41,399         2,659,472
Huntington Bancshares Inc.                         65,592         1,072,429
JP Morgan Chase & Co.                             518,496        23,124,922
KeyCorp                                           110,861         2,887,929
Mellon Financial Corp.                            124,665         5,734,590
National City Corp.                               156,860         4,828,151
Northern Trust Corp.                               58,096         3,631,000
PNC Financial Services Group                       75,499         4,967,079
Regions Financial Corp.                            59,452         1,902,464
SouthTrust Corp.                                   88,821         2,309,346
State Street Corp.                                 84,956         4,204,472
SunTrust Banks Inc.                                76,281         4,941,483
Synovus Financial Corp.                            75,779         2,377,945
U.S. Bancorp                                      497,747        11,343,654
Union Planters Corp.                               35,846         1,562,886
Wachovia Corp.                                     54,927         3,908,056
Washington Mutual Inc.*                           229,239         8,607,924
Wells Fargo & Company                             448,205        20,810,158
Zions Bancorp                                      24,100         1,421,900
                                                               ------------
                                                                196,788,970

Beverages 2.09%
Anheuser-Busch Companies Inc.                     234,402         9,657,362
Brown-Forman Corp. "B"                             17,884         1,143,503
Coca-Cola Co.                                     649,708        29,236,860
Coca-Cola Enterprises Inc.*                       109,739         1,794,233
Coors (Adolf) Company "B"                           9,718           487,649
Pepsi Bottling Group Inc.                          37,542         1,505,434
PepsiCo Inc.                                      382,411        16,902,566
                                                               ------------
                                                                 60,727,607

Biotechnology 0.73%
Amgen Inc.+                                       272,493        16,534,875
Biogen Inc.+                                       38,750         2,106,450
Chiron Corp.+                                      49,618         2,530,518
                                                               ------------
                                                                 21,171,843

Building Materials 0.15%
Masco Corp.*                                      120,136         2,998,595
Vulcan Materials Co.                               26,363         1,417,011
                                                               ------------
                                                                  4,415,606

Chemicals 1.20%
Air Products & Chemicals Inc.                      59,545         2,724,184
Ashland Inc.                                       18,177           728,898
Dow Chemical Co.                                  234,396         7,793,667
Du Pont (E.I.) de Nemours*                        272,376        13,139,418
Eastman Chemical Co.                               20,151           959,792
Engelhard Corp.                                    34,119           879,929
Great Lakes Chemical Corp.*                        13,132           405,122
Hercules Inc.*                                     28,165           318,264
PPG Industries Inc.*                               43,949         2,310,399
Praxair Inc.                                       41,919         1,970,193
Rohm & Haas Co. "A"                                57,468         1,890,697
Sherwin-Williams Co.                               40,888           907,714
Sigma-Aldrich Corp.                                19,789           764,251
                                                               ------------
                                                                 34,792,528

Commercial Services 0.85%
Block (H & R) Inc.                                 23,889         1,542,035
Cendant Corp.+                                    222,468         4,338,126
Concord EFS Inc.+*                                 61,802         3,214,322
Convergys Corp.+                                   44,635         1,350,209
Deluxe Corp.                                       18,437           532,829
Donnelley (R.R.) & Sons Co.                        30,624           909,533
Ecolab Inc.                                        33,295         1,364,096
Equifax Inc.                                       37,413         1,372,309
McKesson HBOC Inc.                                 74,358         2,760,169
Moody's Corp.                                      41,140         1,378,190
Paychex Inc.                                       97,498         3,899,920
Quintiles Transnational Corp.+*                    30,484           769,721
Robert Half International Inc.+                    45,785         1,139,589
                                                               ------------
                                                                 24,571,048

Computers 6.27%
Apple Computer Inc.+                               91,139         2,118,982
Cisco Systems Inc.+                             1,911,575        34,790,665
Compaq Computer Corp.                             441,192         6,759,061
Computer Sciences Corp.+                           44,073         1,524,926
Dell Computer Corp.+                              679,386        17,765,944
Electronic Data Systems Corp.                     122,223         7,638,937
EMC Corp.+                                        576,448        16,745,814
Gateway Inc.+                                      84,327         1,387,179

MASTER INVESTMENT PORTFOLIO - S&P 500 INDEX MASTER PORTFOLIO
--------------------------------------------------------------------------------
Schedule of Investments (continued)               June 30, 2001 (Unaudited)

Security Name                                     Shares          Value
--------------------------------------------------------------------------------
Hewlett-Packard Co.                               507,403      $ 14,511,726
International Business Machines Corp.             453,819        51,508,456
Lexmark International Group Inc. "A"+              33,532         2,255,027
NCR Corp.+                                         25,229         1,185,763
Network Appliance Inc.+                            85,038         1,165,021
Palm Inc.+                                        148,117           899,070
Sapient Corp.+*                                    32,073           312,712
Sun Microsystems Inc.+                            850,638        13,372,029
Unisys Corp.+                                      82,709         1,216,649
Veritas Software Corp.+*                          103,774         6,904,084
                                                               ------------
                                                                182,062,045


Cosmetics/Personal Care 1.72%
Alberto-Culver Co. "B"*                            14,732           619,333
Avon Products Inc.                                 61,967         2,867,833
Colgate-Palmolive Co.                             146,576         8,646,518
Gillette Co.                                      275,387         7,983,469
International Flavors & Fragrances Inc.            24,994           628,099
Kimberly-Clark Corp.                              139,053         7,773,063
Procter & Gamble Co.                              338,244        21,579,967
                                                               ------------
                                                                 50,098,282

Distribution/Wholesale 0.25%
Costco Wholesale Corp.+                           117,493         4,826,612
Genuine Parts Co.                                  44,958         1,416,177
Grainger (W.W.) Inc.                               24,840         1,022,414
                                                               ------------
                                                                  7,265,203

Diversified Financial Services 6.73%
American Express Co.                              345,532        13,406,642
Bear Stearns Companies Inc.                        27,394         1,615,424
Capital One Financial Corp.                        54,473         3,268,380
Citigroup Inc.                                  1,313,389        69,399,475
Countrywide Credit Industries Inc.                 30,908         1,418,059
Fannie Mae                                        261,232        22,243,905
Franklin Resources Inc.                            69,113         3,163,302
Freddie Mac                                       180,858        12,660,060
Household International Inc.                      121,134         8,079,638
Lehman Brothers Holdings Inc.                      64,355         5,003,601
MBNA Corp.                                        222,497         7,331,276
Merrill Lynch & Co. Inc.                          219,228        12,989,259
Morgan Stanley Dean Witter & Co.                  290,663        18,669,284
Providian Financial Corp.                          74,600         4,416,320
Schwab (Charles) Corp.                            362,018         5,538,875
Stilwell Financial Inc.                            57,232         1,920,706
T Rowe Price Group Inc.                            32,152         1,202,163
USA Education Inc.                                 42,563         3,107,099
                                                               ------------
                                                                195,433,468

Electric 2.67%
AES Corp.+                                        139,003         5,984,079
Allegheny Energy Inc.                              32,573         1,571,647
Ameren Corp.                                       35,804         1,528,831
American Electric Power Inc.                       84,134         3,884,467
Calpine Corp.+                                     77,981         2,947,682
Cinergy Corp.                                      41,565         1,452,697
CMS Energy Corp.                                   34,506           960,992
Consolidated Edison Inc.*                          55,399         2,204,880
Constellation Energy Group Inc.                    42,780         1,822,428
Dominion Resources Inc.                            64,592         3,883,917
DTE Energy Co.                                     43,026         1,998,127
Duke Energy Corp.                                 201,600         7,864,416
Edison International                               85,102           948,887
Entergy Corp.                                      57,687         2,214,604
Exelon Corp.                                       83,738         5,369,281
FirstEnergy Corp.                                  58,550         1,882,968
FPL Group Inc.                                     45,913         2,764,422
GPU Inc.*                                          31,246         1,098,297
Mirant Corp.+                                      88,663         3,050,007
Niagara Mohawk Holdings Inc.+                      41,887           740,981
NiSource Inc.                                      53,972         1,475,055
PG&E Corp.                                        101,120         1,132,544
Pinnacle West Capital Corp.                        22,133         1,049,104
PPL Corp.                                          38,144         2,097,920
Progress Energy Inc.                               53,782         2,415,887
Public Service Enterprise Group Inc.               54,362         2,658,302
Reliant Energy Inc.                                77,664         2,501,557
Southern Co.*                                     178,923         4,159,960
TXU Corporation                                    67,048         3,231,043
Xcel Energy Inc.                                   89,678         2,551,339
                                                               ------------
                                                                 77,446,321

Electrical Components & Equipment 0.34%
American Power Conversion Corp.+                   50,944           802,368
Emerson Electric Co.                              111,955         6,773,277
Molex Inc.                                         51,057         1,865,112
Power-One Inc.+*                                   20,585           342,534
                                                               ------------
                                                                  9,783,291

Electronics 0.68%
Agilent Technologies Inc.+                        119,346         3,878,745
Applera Corp. - Applied Biosystems Group           55,191         1,476,359
Jabil Circuit Inc.+                                49,990         1,542,691
Johnson Controls Inc.                              22,642         1,640,866
Millipore Corp.                                    12,295           762,044
Parker Hannifin Corp.                              30,501         1,294,462
PerkinElmer Inc.                                   26,356           725,581
Sanmina Corp.+                                     83,492         1,954,548
Solectron Corp.+                                  170,650         3,122,895
Symbol Technologies Inc.                           59,175         1,313,685
Tektronix Inc.+                                    24,459           664,062
Thermo Electron Corp.+                             47,350         1,042,647
Thomas & Betts Corp.                               15,234           336,214
                                                               ------------
                                                                 19,754,799

Engineering & Construction 0.03%
Fluor Corp.                                        20,739           936,366
                                                               ------------
                                                                    936,366

Environmental Control 0.21%
Allied Waste Industries Inc.+                      51,523           962,450
Waste Management Inc.                             163,335         5,033,985
                                                               ------------
                                                                  5,996,435

Food 2.14%
Albertson's Inc.                                  105,829         3,173,812
Archer-Daniels-Midland Co.                        165,087         2,146,131
Campbell Soup Co.*                                106,603         2,745,027
ConAgra Foods Inc.                                140,289         2,779,125
General Mills Inc.                                 74,308         3,253,204
Heinz (H.J.) Co.                                   91,013         3,721,522
Hershey Foods Corp.                                35,670         2,201,196
Kellogg Co.                                       105,969         3,073,101
Kroger Co.+                                       211,792         5,294,800
Quaker Oats Co.                                    34,534         3,151,227
Ralston Purina Group                               80,940         2,429,819
Safeway Inc.+                                     132,023         6,337,104
Sara Lee Corp.                                    205,416         3,890,579
SUPERVALU Inc.                                     34,594           607,125
Sysco Corp.                                       175,650         4,768,897
Unilever NV - NY Shares                           149,318         8,894,873
Winn-Dixie Stores Inc.                             36,719           959,467
Wrigley (William Jr.) Co.                          58,995         2,763,916
                                                               ------------
                                                                 62,190,925

Forest Products & Paper 0.49%
Boise Cascade Corp.                                15,025           528,429
Georgia-Pacific Corp.                              58,985         1,996,642
International Paper Co.                           126,169         4,504,233
Louisiana-Pacific Corp.                            27,212           319,197

--------------------------------------------------------------------------------
Schedule of Investments (continued)               June 30, 2001 (Unaudited)

Security Name                                     Shares          Value
--------------------------------------------------------------------------------
Mead Corp.                                         25,906      $    703,089
Potlatch Corp.                                      7,411           255,013
Temple-Inland Inc.                                 12,872           685,949
Westvaco Corp.                                     26,296           638,730
Weyerhaeuser Co.                                   56,241         3,091,568
Willamette Industries Inc.                         28,633         1,417,333
                                                               ------------
                                                                 14,140,183

Gas 0.13%
KeySpan Corp.                                      35,903         1,309,741
NICOR Inc.                                         11,892           463,550
ONEOK Inc.                                         15,548           306,296
Peoples Energy Corp.                                9,275           372,855
Sempra Energy                                      53,763         1,469,880
                                                              ------------
                                                                  3,922,322

Hand/Machine Tools 0.07%
Black & Decker Corp.                               21,226           837,578
Snap-On Inc.                                       15,133           365,613
Stanley Works (The)                                22,248           931,524
                                                               ------------
                                                                  2,134,715

Health Care 3.36%
Aetna Inc.+                                        37,184           961,950
Bard (C.R.) Inc.                                   13,226           753,221
Bausch & Lomb Inc.                                 14,037           508,701
Baxter International Inc.                         154,738         7,582,162
Becton Dickinson & Co.                             67,306         2,408,882
Biomet Inc.                                        46,698         2,244,306
Boston Scientific Corp.+                          104,892         1,783,164
Guidant Corp.+                                     80,191         2,886,876
HCA - The Healthcare Company                      140,408         6,345,038
Healthsouth Corp.+                                101,815         1,625,986
Humana Inc.+                                       44,427           437,606
Johnson & Johnson                                 790,906        39,545,300
Manor Care Inc.+                                   26,849           852,456
Medtronic Inc.                                    315,673        14,524,115
St. Jude Medical Inc.+                             22,370         1,342,200
Stryker Corp.*                                     51,231         2,810,020
Tenet Healthcare Corp.+                            84,700         4,369,673
UnitedHealth Group Inc.                            82,854         5,116,234
Wellpoint Health Networks Inc.+                    16,495         1,554,489
                                                               ------------
                                                                 97,652,379

Home Builders 0.05%
Centex Corp.                                       15,535           633,051
KB HOME*                                           11,604           350,093
Pulte Corp.*                                       10,968           467,566
                                                               ------------
                                                                  1,450,710

Home Furnishings 0.10%
Leggett & Platt Inc.                               51,298         1,130,095
Maytag Corp.                                       19,864           581,221
Whirlpool Corp.                                    17,442         1,090,125
                                                               ------------
                                                                  2,801,441

Household Products/Wares 0.25%
American Greetings Corp. "A"                       16,574           182,314
Avery Dennison Corp.                               28,772         1,468,811
Clorox Co.                                         61,731         2,089,594
Fortune Brands Inc.                                39,901         1,530,602
Newell Rubbermaid Inc.                             69,672         1,748,767
Tupperware Corp.                                   15,152           355,011
                                                               ------------
                                                                  7,375,099

Insurance 4.40%
AFLAC Inc.                                        137,328         4,324,459
Allstate Corp.                                    189,181         8,322,072
Ambac Financial Group Inc.                         27,624         1,607,717
American General Corp.                            130,394         6,056,801
American International Group Inc.                 608,833        52,359,638
AON Corp.                                          68,392         2,393,702
Chubb Corp.                                        45,792         3,545,675
CIGNA Corp.                                        39,069         3,743,592
Cincinnati Financial Corp.                         42,017         1,659,671
Conseco Inc.+*                                     88,190         1,203,793
Hancock (John) Financial Services Inc.             80,400         3,236,904
Hartford Financial Services Group Inc.             61,906         4,234,370
Jefferson-Pilot Corp.                              39,767         1,921,541
Lincoln National Corp.                             49,079         2,539,838
Loews Corp.                                        51,554         3,321,624
Marsh & McLennan Companies Inc.                    71,963         7,268,263
MBIA Inc.                                          38,735         2,156,765
MetLife Inc.*                                     195,816         6,066,380
MGIC Investment Corp.                              27,943         2,029,780
Progressive Corporation*                           19,287         2,607,410
SAFECO Corp.*                                      33,387           984,916
St. Paul Companies Inc.                            55,990         2,838,133
Torchmark Corp.                                    32,755         1,317,079
UNUMProvident Corp.                                63,061         2,025,519
                                                               ------------
                                                                127,765,642

Iron/Steel 0.06%
Allegheny Technologies Inc.                        20,996           379,818
Nucor Corp.*                                       20,235           989,289
USX-U.S. Steel Group Inc.                          23,155           466,573
                                                               ------------
                                                                  1,835,680

Leisure Time 0.37%
Brunswick Corp.                                    22,892           550,095
Carnival Corp. "A"*                               152,704         4,688,013
Harley-Davidson Inc.*                              79,016         3,720,073
Sabre Holdings Corp.+                              34,697         1,734,850
                                                               ------------
                                                                 10,693,031

Lodging 0.25%
Harrah's Entertainment Inc.+*                      30,586         1,079,686
Hilton Hotels Corp.                                96,328         1,117,405
Marriott International Inc. "A"*                   63,694         3,015,274
Starwood Hotels & Resorts Worldwide Inc.           51,893         1,934,571
                                                               ------------
                                                                  7,146,936

Machinery 0.45%
Caterpillar Inc.*                                  89,630         4,485,982
Cummins Engine Company Inc.                        10,782           417,263
Deere & Co.                                        61,293         2,319,940
Dover Corp.                                        53,058         1,997,634
Ingersoll-Rand Co.                                 41,754         1,720,265
McDermott International Inc.+                      15,988           186,260
Rockwell International Corp.                       47,722         1,819,163
                                                               ------------
                                                                 12,946,507

Manufacturers 6.58%
Cooper Industries Inc.                             24,458           968,292
Crane Co.                                          15,562           482,422
Danaher Corp.                                      37,252         2,086,112
Eastman Kodak Co.                                  75,754         3,536,197
Eaton Corp.                                        17,965         1,259,347
FMC Corp.+                                          8,132           557,530
General Electric Co.                            2,594,421       126,478,024
Honeywell International Inc.                      211,381         7,396,221
Illinois Tool Works Inc.                           79,417         5,027,096
ITT Industries Inc.                                23,004         1,017,927
Minnesota Mining & Manufacturing Co.              103,419        11,800,108
National Service Industries Inc.                   10,722           241,996
Pall Corp.                                         32,034           753,760
Textron Inc.                                       36,802         2,025,582
Tyco International Ltd.                           505,798        27,565,991
                                                               ------------
                                                                191,196,605

Media 4.81%
AOL Time Warner Inc.+                           1,157,191        61,331,123
Clear Channel Communications Inc.+                153,470         9,622,569

MASTER INVESTMENT PORTFOLIO - S&P 500 INDEX MASTER PORTFOLIO
--------------------------------------------------------------------------------
Schedule of Investments (continued)               June 30, 2001 (Unaudited)

Security Name                                     Shares          Value
--------------------------------------------------------------------------------
Comcast Corp. "A"+*                               246,819      $ 10,711,945
Dow Jones & Co. Inc.                               22,553         1,346,640
Gannett Co. Inc.                                   69,043         4,549,934
Knight Ridder Inc.*                                19,123         1,133,994
McGraw-Hill Companies Inc.                         50,958         3,370,872
Meredith Corp.                                     13,021           466,282
New York Times Co. "A"                             41,546         1,744,932
Tribune Co.                                        77,938         3,118,299
Univision Communications Inc.+*                    54,444         2,329,114
Viacom Inc. "B"+                                  464,971        24,062,249
Walt Disney Co. (The)                             545,887        15,770,675
                                                               ------------
                                                                139,558,628

Metal Fabricate/Hardware 0.02%
Timken Co.                                         15,717           266,246
Worthington Industries Inc.                        22,321           303,566
                                                               ------------
                                                                    569,812

Mining 0.63%
Alcan Aluminum Ltd.                                83,398         3,504,384
Alcoa Inc.                                        225,401         8,880,799
Barrick Gold Corp.*                               103,465         1,567,495
Freeport-McMoRan Copper & Gold Inc.+               37,642           415,944
Homestake Mining Company                           68,841           533,518
Inco Ltd.+*                                        47,516           820,126
Newmont Mining Corp.*                              51,059           950,208
Phelps Dodge Corp.                                 20,579           854,029
Placer Dome Inc.                                   85,587           838,753
                                                               ------------
                                                                 18,365,256

Office/Business Equipment 0.15%
Pitney Bowes Inc.                                  64,454         2,714,802
Xerox Corp.*                                      181,306         1,735,098
                                                               ------------
                                                                  4,449,900

Oil & Gas Producers 6.07%
Amerada Hess Corp.*                                23,284         1,881,347
Anadarko Petroleum Corp.                           65,430         3,535,183
Apache Corp.                                       32,782         1,663,687
Burlington Resources Inc.                          55,266         2,207,877
Chevron Corp.*                                    167,504        15,159,112
Conoco Inc. "B"                                   163,165         4,715,469
Devon Energy Corp.                                 33,771         1,772,978
EOG Resources Inc.                                 30,255         1,075,565
Exxon Mobil Corp.                                 901,049        78,706,630
Kerr-McGee Corp.*                                  24,731         1,638,923
Kinder Morgan Inc.*                                29,907         1,502,827
Nabors Industries Inc.+                            38,359         1,426,955
Noble Drilling Corp.+                              35,019         1,146,872
Occidental Petroleum Corp.                         96,801         2,573,939
Phillips Petroleum Co.*                            66,812         3,808,284
Rowan Companies Inc.+                              24,664           545,074
Royal Dutch Petroleum Co. - NY Shares             560,016        32,632,132
Sunoco Inc.                                        21,877           801,355
Texaco Inc.                                       143,946         9,586,804
Tosco Corp.                                        40,325         1,776,316
Transocean Sedco Forex Inc.                        83,050         3,425,812
Unocal Corp.                                       63,561         2,170,608
USX-Marathon Group Inc.                            80,625         2,379,244
                                                               ------------
                                                                176,132,993

Oil & Gas Services 0.51%
Baker Hughes Inc.                                  87,633         2,935,706
Halliburton Co.                                   112,077         3,989,941
Schlumberger Ltd.                                 149,703         7,881,863
                                                               ------------
                                                                 14,807,510

Packaging & Containers 0.08%
Ball Corp.                                          7,185           341,719
Bemis Co.                                          13,783           553,663
Pactiv Corp.+                                      41,478           555,805
Sealed Air Corp.+                                  21,871           814,695
                                                               ------------
                                                                  2,265,882

Pharmaceuticals 8.35%
Abbott Laboratories                               404,578        19,423,790
Allergan Inc.                                      34,399         2,941,115
American Home Products Corp.                      343,333        20,064,381
Bristol-Myers Squibb Co.                          507,569        26,545,859
Cardinal Health Inc.                              116,481         8,037,189
Forest Laboratories Inc. "A"+                      46,030         3,268,130
King Pharmaceuticals Inc.+                         44,777         2,406,764
Lilly (Eli) and Company                           293,575        21,724,550
MedImmune Inc.+                                    55,612         2,624,886
Merck & Co. Inc.                                  598,866        38,273,526
Pfizer Inc.                                     1,648,849        66,036,402
Pharmacia Corporation                             339,763        15,612,110
Schering-Plough Corp.                             382,092        13,847,014
Watson Pharmaceuticals Inc.+*                      27,626         1,702,867
                                                               ------------
                                                                242,508,583

Pipelines 0.85%
Dynegy Inc. "A"*                                   85,188         3,961,242
El Paso Corp.                                     133,005         6,988,083
Enron Corp.                                       194,897         9,549,953
Williams Companies Inc.                           126,578         4,170,745
                                                               ------------
                                                                 24,670,023

Retail 6.01%
AutoZone Inc.+                                     29,204         1,095,135
Bed Bath & Beyond Inc.+                            75,389         2,261,670
Best Buy Co. Inc.+                                 54,673         3,472,829
Big Lots Inc.+                                     29,561           404,394
Circuit City Stores Inc.                           54,305           977,490
CVS Corp.                                         102,759         3,966,497
Darden Restaurants Inc.                            30,796           859,208
Dillards Inc. "A"                                  22,203           339,040
Dollar General Corp.                               86,375         1,684,313
Federated Department Stores Inc.+                  51,656         2,195,380
Gap Inc. (The)                                    224,537         6,511,573
Home Depot Inc.                                   609,566        28,375,297
Kmart Corp.+                                      127,946         1,467,541
Kohls Corp.+*                                      87,047         5,460,458
Limited Inc.                                      111,368         1,839,799
Longs Drug Stores Corp.                             9,872           212,742
Lowe's Companies Inc.                             100,467         7,288,881
May Department Stores Co.                          78,033         2,673,411
McDonald's Corp.                                  337,759         9,139,759
Nordstrom Inc.*                                    34,923           647,822
Office Depot Inc.+                                 77,712           806,651
Penney (J.C.) Company Inc.                         68,729         1,811,696
RadioShack Corp.                                   48,398         1,476,139
Sears, Roebuck and Co.                             85,831         3,631,510
Staples Inc.+                                     119,158         1,905,336
Starbucks Corp.+*                                  99,252         2,282,796
Target Corp.                                      234,809         8,124,391
Tiffany & Co.                                      38,106         1,380,199
TJX Companies Inc.                                 73,220         2,333,521
Toys R Us Inc.+                                    51,612         1,277,397
Tricon Global Restaurants Inc.+*                   38,380         1,684,882
Walgreen Co.                                      265,861         9,079,153
Wal-Mart Stores Inc.                            1,167,779        56,987,615
Wendy's International Inc.                         29,717           758,972
                                                               ------------
                                                                174,413,497

Semiconductors 4.13%
Advanced Micro Devices Inc.+                       89,839         2,594,550
Altera Corp.+                                     101,029         2,929,841
Analog Devices Inc.+                               93,963         4,063,900

--------------------------------------------------------------------------------
Schedule of Investments (continued)               June 30, 2001 (Unaudited)

Security Name                                     Shares          Value
--------------------------------------------------------------------------------
Applied Materials Inc.+                           212,353      $ 10,426,532
Applied Micro Circuits Corp.*                      78,532         1,350,750
Broadcom Corp. "A"+                                67,908         2,903,746
Conexant Systems Inc.+                             64,496           577,239
Intel Corp.                                     1,756,485        51,377,186
KLA-Tencor Corp.+*                                 48,467         2,833,865
Linear Technology Corp.                            83,071         3,673,400
LSI Logic Corp.+*                                  94,374         1,774,231
Maxim Integrated Products Inc.+                    85,778         3,792,245
Micron Technology Inc.+                           155,730         6,400,503
National Semiconductor Corp.+                      45,276         1,318,437
Novellus Systems Inc.+                             37,254         2,115,655
QLogic Corp.+                                      24,098         1,553,116
Teradyne Inc.+                                     45,539         1,507,341
Texas Instruments Inc.                            453,427        14,282,951
Vitesse Semiconductor Corp.+*                      47,843         1,006,617
Xilinx Inc.+                                       86,853         3,581,818
                                                               ------------
                                                                120,063,923

Software 6.21%
Adobe Systems Inc.                                 62,425         2,933,975
Autodesk Inc.                                      14,097           525,818
Automatic Data Processing Inc.                    163,084         8,105,275
BMC Software Inc.+                                 63,650         1,434,671
BroadVision Inc.+                                  71,430           357,150
Citrix Systems Inc.+*                              48,207         1,682,424
Computer Associates International Inc.            150,496         5,417,856
Compuware Corp.+                                   96,058         1,343,851
First Data Corp.                                  102,364         6,576,887
Fiserv Inc.+                                       32,487         2,078,518
IMS Health Inc.                                    76,944         2,192,904
Intuit Inc.+                                       54,466         2,178,095
Mercury Interactive Corp.+                         21,592         1,293,361
Microsoft Corp.+                                1,405,724       102,617,852
Novell Inc.+                                       82,898           471,690
Oracle Corp.+                                   1,466,147        27,856,793
Parametric Technology Corp.+                       69,027           965,688
PeopleSoft Inc.+                                   76,756         3,778,698
Siebel Systems Inc.+                              118,399         5,552,913
Yahoo! Inc.+*                                     148,065         2,959,819
                                                               ------------
                                                                180,324,238

Telecommunication Equipment 1.64%
ADC Telecommunications Inc.+*                     204,153         1,347,410
Andrew Corp.+                                      21,256           392,173
Avaya Inc.+                                        74,105         1,015,239
Comverse Technology Inc.+                          44,680         2,574,462
JDS Uniphase Corp.+                               343,808         4,297,600
Lucent Technologies Inc.                          889,552         5,515,222
Motorola Inc.                                     573,626         9,499,247
Nortel Networks Corp.                             832,174         7,514,531
QUALCOMM Inc.+                                    197,781        11,566,233
Scientific-Atlanta Inc.                            42,557         1,727,814
Tellabs Inc.+                                     106,883         2,060,704
                                                               ------------
                                                                 47,510,635

Telecommunications 2.38%
Cabletron Systems Inc.+                            49,303         1,126,574
Citizen Communications Co.+*                       74,560           896,957
Corning Inc.                                      242,985         4,060,279
Global Crossing Ltd.+*                            231,513         2,000,272
Nextel Communications Inc. "A"+*                  199,829         3,497,008
Qwest Communications International Inc.           433,863        13,827,214
Sprint Corp. (PCS Group)+*                        244,766         5,911,099
Verizon Communications Inc.                       706,383        37,791,491
                                                               ------------
                                                                 69,110,894

Telephone 3.33%
Alltel Corp.                                       81,757         5,008,434
AT&T Corp.                                        901,155        19,825,410
BellSouth Corp.                                   489,506        19,712,407
CenturyTel Inc.*                                   36,827         1,115,858
SBC Communications Inc.                           879,628        35,237,898
Sprint Corp. (FON Group)                          231,519         4,945,246
WorldCom Inc.+                                    754,319        10,711,330
                                                               ------------
                                                                 96,556,583

Textiles 0.07%
Cintas Corp.*                                      44,127         2,040,874
                                                               ------------
                                                                  2,040,874

Tobacco 1.05%
Philip Morris Companies Inc.                      574,489        29,155,317
UST Inc.                                           42,611         1,229,753
                                                               ------------
                                                                 30,385,070

Toys/Games/Hobbies 0.10%
Hasbro Inc.                                        45,068           651,233
Mattel Inc.                                       112,562         2,129,673
                                                               ------------
                                                                  2,780,906

Transportation 0.48%
Burlington Northern Santa Fe Corp.                102,347         3,087,809
CSX Corp.                                          55,744         2,020,163
FedEx Corp.+                                       80,204         3,224,201
Norfolk Southern Corp.                            100,489         2,080,122
Union Pacific Corp.                                64,725         3,554,050
                                                             --------------
                                                                 13,966,345

Trucking & Leasing 0.01%
Ryder System Inc.                                  15,792           309,523
                                                             --------------
                                                                    309,523
---------------------------------------------------------------------------
Total Common Stocks (Cost: $2,707,791,274)                    2,880,442,339
---------------------------------------------------------------------------

Security                                      Face Amount        Value
---------------------------------------------------------------------------
Short Term Instruments 3.91%
Dreyfus Money Market Fund++                   $41,692,416        41,692,416
Federal Home Loan Mortgage Corporation
  Discount Note, 3.86%, 07/03/01++              6,685,522         6,685,522
Goldman Sachs Financial Square Prime
  Obligation Fund++                            22,168,179        22,168,179
Providian Temp Cash Money Market
  Fund++                                       41,792,428        41,792,428
U.S. Treasury Bill 3.52%**, 09/27/01+++         1,400,000         1,387,956
---------------------------------------------------------------------------
Total Short Term Instruments (Cost: $113,726,739)               113,726,501
---------------------------------------------------------------------------

Security                                      Face Amount          Value
---------------------------------------------------------------------------
Repurchase Agreement 0.74%
Investors Bank & Trust Tri-Party Repurchase
  Agreement, dated 06/29/01, due 07/02/01,
  with a maturity value of $21,420,109
  and an effective yield of 3.70%.             21,413,506        21,413,506
---------------------------------------------------------------------------
Total Repurchase Agreement (Cost: $21,413,506)                   21,413,506
---------------------------------------------------------------------------
Total Investments In Securities
  (Cost $2,842,931,519) 103.86%                               3,015,582,346
Other Assets, Less Liabilities (3.86%)                         (112,213,904)
---------------------------------------------------------------------------
Net Assets 100.00%                                           $2,903,368,442
===========================================================================

  *  Denotes all or part of security on loan. See Note 4.
 **  Yield to Maturity.
  +  Non-income earning securities.
 ++ Represents investment of collateral received from securities lending transactions. See Note 4.
+++ This U.S. Treasury Bill is held in a segregated account in connection with the Master Portfolio's holdings of index futures contracts. See Note 1.

   The accompanying notes are an integral part of these financial statements.

S&P 500 INDEX MASTER PORTFOLIO
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2001 (Unaudited)

ASSETS
Investments at market value (Cost: $2,842,931,519)
  (Note 1)+                                                       $3,015,582,346
Cash                                                                         724
Receivables:
   Investment securities sold                                          1,111,121
   Dividends and interest                                              2,573,663
   Due from broker - variation margin                                     95,175
                                                                  --------------
Total Assets                                                       3,019,363,029
                                                                  --------------

LIABILITIES
Payables:
   Investment securities purchased                                     3,270,489
   Collateral for securities loaned (Note 4)                         112,338,545
   Advisory fees (Note 2)                                                385,553
                                                                  --------------
Total Liabilities                                                    115,994,587
                                                                  --------------
NET ASSETS                                                        $2,903,368,442
                                                                  ==============

+   Includes securities on loan with a market value of $108,650,593. See Note 4.

The accompanying notes are an integral part of these financial statements.

S&P 500 INDEX MASTER PORTFOLIO
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2001 (Unaudited)

NET INVESTMENT INCOME
   Dividends (Net of foreign withholding tax of $95,587)          $  17,792,428
   Interest                                                             871,088
   Securities lending income                                             66,618
                                                                  -------------
Total Investment Income                                              18,730,134
                                                                  -------------

EXPENSES (NOTE 2)
   Advisory fees                                                        738,193
                                                                  -------------
Total expenses                                                          738,193
                                                                  -------------
NET INVESTMENT INCOME                                                17,991,941
                                                                  -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain on sale of investments                          53,207,201
   Net realized loss on sale of futures contracts                    (1,743,544)
   Net change in unrealized appreciation (depreciation)
     of investments                                                (284,704,909)
   Net change in unrealized appreciation (depreciation)
     of futures contracts                                               154,737
                                                                  -------------
Net loss on investments                                            (233,086,515)
                                                                  -------------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS              ($215,094,574)
                                                                  =============

The accompanying notes are an integral part of these financial statements.

S&P 500 INDEX MASTER PORTFOLIO
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                                      For the Six Months Ended
                                                                              June 30, 2001         For the Year Ended
                                                                               (Unaudited)          December 31, 2000
                                                                      ------------------------      ------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income                                                     $   17,991,941           $    47,775,321
   Net realized gain                                                             51,463,657               854,753,964
   Net change in unrealized appreciation (depreciation)                        (284,550,172)           (1,244,831,494)
                                                                             --------------           ---------------
Net decrease in net assets resulting from operations                           (215,094,574)             (342,302,209)
                                                                             --------------           ---------------
Interestholder transactions:
   Contributions                                                                550,527,912             1,599,306,476
   Withdrawals                                                                 (660,154,579)           (2,856,439,610)
                                                                             --------------           ---------------
Net decrease in net assets resulting from interestholder transactions          (109,626,667)           (1,257,133,134)
                                                                             --------------           ---------------
Decrease in net assets                                                         (324,721,241)           (1,599,435,343)

NET ASSETS:
Beginning of period                                                           3,228,089,683             4,827,525,026
                                                                             --------------           ---------------
End of period                                                                $2,903,368,442           $ 3,228,089,683
                                                                             ==============           ===============

The accompanying notes are an integral part of these financial statements.

S&P 500 INDEX MASTER PORTFOLIO
--------------------------------------------------------------------------------
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2001 (Unaudited)

1.   Significant Accounting Policies
     Master Investment Portfolio ("MIP") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware business trust. MIP currently issues the following separate portfolios: Asset Allocation, Bond Index, Extended Index, International Index, LifePath Income, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, Russell 2000 Index, S&P 500 Index and U.S. Equity Index Master Portfolios.

     These financial statements relate to the S&P 500 Index Master Portfolio (the "Master Portfolio").

     The following is a summary of significant accounting policies which are consistently followed by MIP in the preparation of its financial statements, and such policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

     Security Valuation -- The equity securities of the Master Portfolio are valued at the last reported sales price on the primary securities exchange or national securities market on which such securities are traded. Securities not listed on an exchange or national securities market, or securities in which there was no last reported sales price, are valued at the most recent bid prices. U.S. Government obligations are valued at the last reported bid price. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates market value. Mutual fund shares are valued at net asset value. Any securities, restricted securities or other assets for which market quotations are not readily available, are valued at fair value as determined in good faith in accordance with policies approved by MIP's Board of Trustees.

     Security Transactions and Income Recognition -- Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, and interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method. The Master Portfolio amortizes premium and accretes discount on debt securities purchased, using a constant yield to maturity method.

     Federal Income Taxes -- MIP believes that the Master Portfolio has and will continue to be operated in a manner so as to qualify it as a partnership for federal income tax purposes. Provided that the Master Portfolio so qualifies, it will not be subject to any federal income tax on its income and gain (if any). However, each investor in the Master Portfolio will be taxed on its distributive share of the Master Portfolio's taxable income in determining its federal income tax liability. As a partnership for federal income tax purposes, the Master Portfolio will be deemed to have "passed through" to interestholders any interest, dividends, gains or losses for such purposes. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended (the "Code"), and regulations promulgated thereunder.

     It is intended that the Master Portfolio's assets, income and distributions will be managed in such a way that an entity electing and qualifying as a "regulated investment company" under the Code can continue to so qualify by investing substantially all of its assets through the Master Portfolio, provided that the regulated investment company meets other requirements for such qualifications not within the control of the Master Portfolio (e.g., distributing at least 90% of the regulated investment company's "investment company taxable income" annually).

     Futures Contracts -- The Master Portfolio may purchase futures contracts to gain exposure to market changes as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange traded. Upon entering into a futures contract, the Master Portfolio is required to pledge to the broker an amount of cash, U.S. Government securities or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Master Portfolio as unrealized gains or losses. When the contract is closed, the Master Portfolio records a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission, the Master Portfolio is required to segregate cash, U.S. Government securities or high quality, liquid debt instruments in connection with futures transactions. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities.

S&P 500 INDEX MASTER PORTFOLIO
--------------------------------------------------------------------------------
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2001 (Unaudited)

     As of June 30, 2001, open futures contracts outstanding were as follows:

      Number of   Futures   Expiration      Notional      Net Unrealized
      Contracts    Index       Date      Contract Value    Depreciation
      ---------   -------   ----------   --------------   --------------
         81       S&P 500   09/21/01      $24,941,925      ($568,363)

     The Master Portfolio has pledged to brokers a U.S. Treasury Bill for initial margin requirements with a face amount of $1,400,000.

     Repurchase Agreements -- The Master Portfolio may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as a loan by the Master Portfolio to the seller, collateralized by securities, which are delivered to the Master Portfolio's custodian, or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

     The repurchase agreement held by the Master Portfolio at June 30, 2001 was fully collateralized by U.S. Government obligations with a rate of 6.75%, a maturity date of 05/15/05 and an aggregate market value of $21,843,847.

2.   Agreements and Other Transactions with Affiliates
     Pursuant to an Investment Advisory Contract with the Master Portfolio, Barclays Global Fund Advisors ("BGFA") provides investment guidance and policy direction in connection with the management of the Master Portfolio's assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. BGFA is entitled to receive 0.05% of the average daily net assets of the Master Portfolio as compensation for advisory services.

     Investors Bank & Trust Company ("IBT") serves as the custodian to the Master Portfolio. IBT will not be entitled to receive fees for its custodial services so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. ("BGI") for its services as sub-administrator of the Master Portfolio.

     Stephens Inc. ("Stephens"), is the sponsor and placement agent for the Master Portfolio.

     MIP has entered into administration services arrangements with BGI and Stephens, as co-administrators, who have agreed jointly to provide general administration services to the Master Portfolio, such as managing and coordinating third-party service relationships. BGI and Stephens are not entitled to compensation for providing administration services to the Master Portfolio for so long as BGI or Stephens are entitled to compensation for providing co-administration services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolio, or either BGI or Stephens (or an affiliate) receives advisory fees from the Master Portfolio. BGI and Stephens may delegate certain of their administration duties to sub-administrators.

     Barclays Global Investors Services ("BGIS"), a subsidiary of BGI, may serve as a broker-dealer for the Master Portfolio. For the six months ended June 30, 2001, BGIS did not receive any brokerage commissions from the Master Portfolio, related to purchases and sales of portfolio investments.

     Certain officers and trustees of MIP are also officers of Stephens. As of June 30, 2001, these officers of Stephens collectively owned less than 1% of the Master Portfolio's outstanding beneficial interests.

3.   Investment Portfolio Transactions
     Investment transactions (excluding short-term investments) for the six months ended June 30, 2001, were as follows:

     Purchases at cost                        $122,953,122
     Sales proceeds                            176,817,818

     At June 30, 2001, the cost of investments for federal income tax purposes was $2,842,931,519. Net unrealized appreciation aggregated $172,650,827, of which $540,830,019 represented gross unrealized appreciation on securities and $368,179,192 represented gross unrealized depreciation on securities.

--------------------------------------------------------------------------------

4.   Portfolio Securities Loaned
     The Master Portfolio may lend its investment securities to approved borrowers such as brokers, dealers, and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued, or guaranteed by the U.S. Government. The collateral is maintained at a value equal to at least 100% of the current market value of the loaned securities. The risks to the Master Portfolio of securities lending are that the borrower may not provide additional collateral when required, or return the securities when due.

     As of June 30, 2001, the Master Portfolio had loaned securities which were collateralized by cash. The cash collateral received was invested in U.S. Government Agency obligations and money market mutual funds. The market value of the securities on loan at June 30, 2001 was $108,650,593 and the value of the related collateral was $112,338,545.

5.   Financial Highlights
     Financial highlights for the Master Portfolio were as follows:

                                                           Six Months   For the   For the   For the   For the   For the   For the
                                                              Ended       Year     Period     Year      Year      Year      Year
                                                            June 30,     Ended     Ended     Ended     Ended     Ended     Ended
                                                               2001     Dec. 31,  Dec. 31,  Feb. 28,  Feb. 28,  Feb. 28,  Feb. 29,
                                                           (Unaudited)    2000      1999*     1999      1998      1997      1996
                                                           -----------  --------  --------  --------  --------  --------  --------
   Ratio of expenses to average net assets+                    0.05%      0.05%     0.05%     0.05%     0.05%     0.05%     0.05%
   Ratio of net investment income to average net assets+       1.21%      1.22%     1.44%     1.61%     1.89%     2.31%     2.68%
   Portfolio turnover rate                                        4%        10%        7%       11%        6%        4%        2%
   Total return                                               (6.71%)++  (9.19%)   19.82%++  19.65%    34.77%    25.97%    34.50%

 * For the ten months ended December 31, 1999. The Master Portfolio changed its fiscal year end from February 28 to December 31.
 +  Annualized for periods of less than one year.
++  Not annualized.

NOTES
--------------------------------------------------------------------------------

Directors

  Richard S. Strong
  Willie D. Davis
  Stanley Kritzik
  Neal Malicky
  Marvin E. Nevins
  William F. Vogt

Officers

  Richard S. Strong, Chairman of the Board
  Elizabeth N. Cohernour, Vice President
  Susan A. Hollister, Vice President and Assistant Secretary
  Dennis A. Wallestad, Vice President
  Thomas M. Zoeller, Vice President
  John W. Widmer, Treasurer
  Rhonda K. Haight, Assistant Treasurer

Investment Advisor

  Barclays Global Fund Advisors
  45 Fremont Street, San Francisco, California  94105

Distributor

  Strong Investments, Inc.
  P.O. Box 2936, Milwaukee, Wisconsin  53201

Custodian

  Investors Bank & Trust Company
  89 South Street, Boston, Massachusetts  02111

Auditor

  KPMG LLP
  Three Embarcadero Center, San Francisco, California  94111

Legal Counsel

  Godfrey & Kahn, S.C.
  780 North Water Street, Milwaukee, Wisconsin  53202

For a prospectus containing more complete information, including management fees and expenses, please call 1-800-368-1030. Please read it carefully before investing or sending money. This report does not constitute an offer for the sale of securities. Strong Funds are offered for sale by prospectus only. Securities offered through Strong Investments, Inc. RT14508-0601




Strong Investments
P.O. Box 2936  |  Milwaukee, WI  53201
www.Strong.com

--------------------------------------------------------------------------------

To order a free prospectus kit, call
1-800-368-1030

To learn more about our funds, discuss an existing account, or conduct a transaction, call 1-800-368-3863

If you are a Financial Professional, call
1-800-368-1683

Visit our web site at
www.Strong.com


[STRONG LOGO]                                                SINDEX/WH3130 06-01